Provisions - Sensitivity to Changes in Actuarial Assumptions on Discounted Obligation of Telefónica Brazil Plan (Details) - Brazil - Foreign defined benefit plans € in Millions	Dec. 31, 2021 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 549
Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 523
Percentage of possible increase in actuarial assumption	0.50%
Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 577
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 549
Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 581
Percentage of possible increase in actuarial assumption	1.00%
Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 522
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Pension plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 327
Pension plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	315
Pension plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	340
Pension plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	327
Pension plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	327
Pension plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	327
Health plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	222
Health plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	208
Health plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	237
Health plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	222
Health plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	254
Health plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 195